SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

15.  SHARE-BASED COMPENSATION

Share-based compensation was recognized in operating expenses for the years ended December 31, 2021, 2022 and 2023 as follows:

	Year ended December 31,
	2021	2022	2023

	(HK$ in thousands)
Research and development expenses	75,755	145,226	201,033
General and administrative expenses	14,020	44,099	69,560
Selling and marketing expenses	9,138	15,204	20,238
Total share-based compensation expenses	98,913	204,529	290,831

Share Options

In October 2014, the Board of Directors of the Company approved the establishment of 2014 Share Incentive Plan, the purpose of which is to provide an incentive for employees contributing to the Group. The 2014 Share Incentive Plan shall be valid and effective until October 30, 2024. The maximum number of shares that may be issued pursuant to all awards (including incentive share options) under 2014 Share Incentive Plan shall be 135,032,132 shares. Option awards are granted with an exercise price determined by the Board of Directors. Those option awards generally vest over a period of four or five years and expire in ten years.

In December 2018, the Board of Directors of the Company approved the 2019 Share Incentive Plan, pursuant to which the maximum number of shares of the Company available for issuance shall be a number of up to 2% of the total number of shares issued and outstanding on September 29, 2019 as determined by the Board, plus an annual increase on each September 30 during the term of this 2019 Share Incentive Plan commencing on September 30, 2020, by an amount determined by the Board; provided, however, that (i) the number of shares increased in each year shall not be more than 2% of the total number of shares issued and outstanding on September 29 of the same year and (ii) the aggregate number of shares initially reserved and subsequently increased during the term of this 2019 Share Incentive Plan shall not be more than 8% of the total number of shares issued and outstanding on September 29, 2019 immediately preceding the most recent increase.

15.  SHARE-BASED COMPENSATION (Continued)

Share Options (Continued)

On December 30, 2019, the Company modified the exercise price of 8,113,145 stock options granted under 2014 Share Incentive Plan to US$0.60.

For the years ended December 31, 2021, 2022 and 2023, the Group granted 1,080,000, nil and 128,000 stock options to employees pursuant to the 2014 Share Incentive Plan and 2019 Share Incentive Plan.

A summary of the stock option activity under the 2014 and 2019 Share Incentive Plan for the years ended December 31, 2021, 2022 and 2023 is included in the table below.

	Options granted	Weighted average
	share number	exercise price per option (US$)
Outstanding at January 1, 2021	19,042,336	0.5628
Exercised	(5,875,592)	0.4365
Granted	1,080,000	0.0444
Forfeited	(905,278)	0.6539
Outstanding at December 31, 2021	13,341,466	0.5703
Exercised	(2,968,984)	0.6110
Forfeited	(386,336)	0.6381
Outstanding at December 31, 2022	9,986,146	0.5556
Exercised	(2,560,304)	0.5574
Granted	128,000	0.6500
Forfeited	(294,480)	0.6368
Outstanding at December 31, 2023	7,259,362	0.5533

The following table summarizes information regarding the share options outstanding as of December 31, 2023 and exercise prices and aggregate intrinsic value have been adjusted according to the modification of exercise price in December 2019:

	As of December 31, 2023
			Weighted-
			average
		Weighted-	remaining
		average	exercise
	Options	exercise price	contractual life	Aggregate
	number	per option	(years)	intrinsic value
		US$		US$ in thousand
Options
Outstanding	7,259,362	0.5533	1.63	45,556
Exercisable	4,515,026	0.5643	0.87	28,284
Expected to vest	2,744,336	0.5351	2.89	17,272

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the underlying stock at December 31, 2023.

15.  SHARE-BASED COMPENSATION (Continued)

Share Options (Continued)

The weighted average grant date fair value of options granted for the years ended December 31, 2021, 2022 and 2023 were US$18.9219, nil and US$4.9563 per option, respectively.

Options exercised for the years ended December 31, 2021, 2022 and 2023 were 5,875,592, 2,968,984 and 2,560,304, respectively. The total intrinsic value of options exercised during year ended December 31, 2023 was approximately HK$118,913 thousand (US$15,224 thousand).

The fair value of each option granted during 2021, 2022 and 2023 was estimated on the date of each grant using the binomial option pricing model with the assumptions (or ranges thereof) in the following table:

	2021	2022	2023

Risk-free interest rate	0.09%-0.89%	NA	4.13%
Expected term (in years)	5.00	NA	4.00
Expected dividend yield	0%	NA	0%
Expected volatility	40%	NA	40%
Expected forfeiture rate (post-vesting)	15%	NA	15%

Risk-free interest rate is estimated based on the yield curve of US Sovereign Bond as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the options. The Company has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options.

As of December 31, 2023, there was HK$95,559 thousand (US$12,234 thousand) of unrecognized compensation expenses related to the options, adjusted for estimated forfeitures, which is expected to be recognized over a weighted-average period of 2.33 years, and may be adjusted for future changes in estimated forfeitures.

Restricted Shares Units Plan

In December 2018, the Board of Directors of the Company approved the 2019 Share Incentive Plan. The fair value of restricted share units granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

15.  SHARE-BASED COMPENSATION (Continued)

Restricted Shares Units Plan (Continued)

The following table summarizes activities of the Company’s restricted share units granted to employees under the plan for the years ended December 31, 2021, 2022 and 2023:

		Weighted -
		average grant date
	Shares awarded number	fair value per share(US$)
Outstanding at January 1, 2021	6,067,400	4.6827
Vested	(929,672)	4.6827
Granted	12,105,712	5.7371
Forfeited	(281,576)	5.4426
Outstanding at December 31, 2021	16,961,864	5.6793
Vested	(3,138,104)	5.7371
Granted	14,357,520	5.0877
Forfeited	(1,489,032)	5.5209
Outstanding at December 31, 2022	26,692,248	5.3631
Vested	(5,683,896)	5.0877
Granted	8,769,800	6.1047
Forfeited	(2,500,424)	5.2052
Outstanding at December 31, 2023	27,277,728	5.6734

For the years ended December 31, 2021, 2022 and 2023, the Group granted 12,105,712,14,357,520 and 8,769,800 restricted shares units to employees pursuant to the 2019 Share Incentive Plan, respectively.

As of December 31, 2023, there was HK1,130,550 thousand (US$144,740 thousand) of unrecognized compensation expenses related to the restricted shares units, adjusted for estimated forfeitures, which is expected to be recognized over a weighted-average period of 3.90 years and may be adjusted for future changes in estimated forfeitures.